See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Financial Highlights



Selected data for a share outstanding throughout each period are as follows*

                                            Six months
                                              ended
                                          June 30, 1997                            Year ended December 31,
                                                         -------------------------------------------------------------------------
                                           (unaudited)        1996            1995           1994            1993           1992
                                           -----------        ----            ----           ----            ----           ----
Net Asset Value, beginning of period      $    10.930    $    8.582      $    5.615     $    5.239      $    4.287     $    3.783
                                          -----------------------------------------------------------------------------------------

Investment Operations
Net investment income (loss)                   (0.028)       (0.065)         (0.069)        (0.042)         (0.030)         0.012
Net realized and unrealized gain                3.588         2.413           3.036          0.418           0.982          0.492
                                                         --------------------------------------------------------------------------
                                          ---------------
Total from investment operations        ........3.560         2.348           2.967          0.376           0.952          0.504
                                          ---------------
                                                         =========================================================================
Net Asset Value, end of period            $    14.490    $   10.930      $    8.582     $    5.615      $    5.239     $    4.287
                                                         ==========================================================================
                                          ===============

Total Return (1)                              32.57%         27.36%          52.84%          7.19%          22.20%         13.32%

Ratios and Supplemental Data:
Expenses to average net assets (2,4)          0.85%           1.27%          1.41%           1.43%          1.43%          1.43%
Net investment income (loss)
     to average net assets (3,4)             (0.44%)         (0.68%)        (0.94%)         (0.80%)        (0.65%)         0.31%
Portfolio turnover rate                        2.79%          34.58%         18.11%     30.84%          42.04%         43.07%
Average commission rate (5)                   $0.05           $0.07            -               -              -              -
Net Assets, end of period (in
   thousands)                                $42,285         $32,238     $25,738        $17,267         $16,584        $13,966




* Prior to November 1, 1996, activity represents accumulated unit values of the Separate Account which have been converted to share values for presentation purposes.

(1) Total return represents aggregate total return for the period indicated and is not annualized.
(2) If the Investment Advisor had not waived expenses, the ratio of operating expenses to average net assets would have been 1.02% for the six months ended June 30, 1997 and 1.34% for the year ended December 31, 1996.
(3) If the Investment Advisor had not waived expenses, the ratio of net investment loss to average net assets would have been (0.61%) for the six months ended June 30, 1997 and (0.75%) for the year ended December 31, 1996.
(4)  Annualized.
(5) Represents the average commission rate paid on equity security transactions on which commissions are charged.

See notes to financial statements.
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Schedule of Investments -- June 30, 1997 (unaudited)

                                                      Market
                                          Shares       Value

-------------------------------------------------------------------
COMMON STOCKS -- 94.2%
-------------------------------------------------------------------
-------------------------------------------------------------------

BANKING -- 2.6%
Wells Fargo & Company    4,000                   $1,078,000
-------------------------------------------------------------------

BUSINESS SERVICES -- 5.4%
First Data Corporation                    52,000   2,284,750
-------------------------------------------------------------------

CHEMICALS -- 3.7%
BetzDearborn, Inc.                        24,000   1,584,000
-------------------------------------------------------------------

COMPUTERS & BUSINESS EQUIPMENT -- 14.4%
Dell Computer Corporation (a)             52,000   6,106,750
-------------------------------------------------------------------

CONGLOMERATES -- 4.5%
Gillette Company                          20,000   1,895,000
-------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.9%
Millipore Corporation                     28,000   1,232,000
-------------------------------------------------------------------

ELECTRONICS -- 13.6%
Applied Materials, Inc. (a)               35,000   2,478,438
Intel Corporation                         23,000   3,261,687
-------------------------------------------------------------------
                                                   5,740,125
-------------------------------------------------------------------

FINANCIAL SERVICES -- 16.2%
Charles Schwab Corporation                55,000   2,237,813
Franklin Resources, Inc.                  33,000   2,394,562
Moneygram Payment Systems, Inc. (a)      140,000   2,205,000
-------------------------------------------------------------------
                                                   6,837,375
-------------------------------------------------------------------

HOTELS & RESTAURANTS -- 7.7%
Host Marriott Corp. (a)                   70,000   1,246,875
Mirage Resorts, Incorporated (a)          80,000   2,020,000
-------------------------------------------------------------------
                                                   3,266,875
-------------------------------------------------------------------

LEISURE TIME -- 3.8%
The Walt Disney Company  20,000                  1,605,000
-------------------------------------------------------------------

-------------------------------------------------------------------


-------------------------------------------------------------------

-------------------------------------------------------------------

RETAIL GROCERY -- 6.6%
Smith's Food & Drug Centers, Inc.         52,000   2,788,500
-------------------------------------------------------------------

SOFTWARE -- 12.8%
Broderbund Software, Inc. (a)             40,000    $987,500
Microsoft Corporation (a)                 24,000   3,033,000
Transaction Systems Architects, Inc. (a)  40,000   1,380,000
-------------------------------------------------------------------
                                                   5,400,500
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $14,042,454)                               39,818,875
-------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
-------------------------------------------------------------------

State Street Bank and Trust Company, 4.75%, due 07/01/97, (collateralized by $605,000 par value U.S. Treasury Bonds, 7.875%, due 02/15/21, with a
value of $694,895, cost $676,000)        676,000     676,000
------------------------------------------------------------
TOTAL INVESTMENTS -- 95.8%
(cost $14,718,454*)                               40,494,875
OTHER ASSETS LESS LIABILITIES-- 4.2%               1,790,267
------------------------------------------------------------

NET ASSETS-- 100.0%                              $42,285,142
============================================================



(a) non-income producing security

* Aggregate  cost  for  Federal  tax  purposes.   Aggregate   gross   unrealized
  appreciation for all securities in which there is an excess of value over tax cost and net unrealized gain for tax purposes is $25,776,421.

======================================================

======================================================

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statement of Assets and Liabilities
June 30, 1997 (unaudited)


ASSETS

Investments, at value (cost $14,718,454)         $  40,494,875
Cash                                                       591
Receivable for investments sold                      1,980,942
Dividends and interest receivable                        7,154
                                                 -------------
                                                    42,483,562

LIABILITIES
Due to Advisor                                         125,756
Directors fees                                           1,500
Accrued expenses                                        71,164
                                                 -------------
                                                       198,420
TOTAL NET ASSETS                                 $  42,285,142
                                                 =============

NET ASSETS CONSIST OF:
Paid in capital                                  $  15,183,461
Undistributed net investment loss                     (113,665)
Accumulated net realized gain on investments          1,438,925
Net unrealized appreciation of investments          25,776,421
                                                 -------------
TOTAL NET ASSETS                                 $  42,285,142
                                                 =============

Shares outstanding                                    2,917,728
Net asset value per share                            $ 14.49

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statement of Operations
Six months ended June 30, 1997 (unaudited)

INVESTMENT INCOME
Interest income                                          $       8,673
Dividend income                                                64,469
                                                        -------------
                                                               73,142

EXPENSES
Investment Advisor fee                                        135,265
Custodian fees                                                 19,862
Administrative fees                                            18,422
Audit fees                                                      7,500
Directors' fees and expenses                                    1,500
Printing expenses                                               1,000
Other                                                             150
                                                        -------------
Operating expenses before fee waiver                          183,699
Advisory fees waived                                         (30,399)
                                                        -------------
                                                              153,300
NET INVESTMENT LOSS                                          (80,158)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                            1,472,834
Net change in unrealized appreciation of investments        9,065,086
                                                        -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            10,537,920
                                                        -------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $  10,457,762
                                                        =============

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statements of Changes in Net Assets

                                                                                  Six months ended             Year
                                                                                    June 30, 1997              ended
                                                                                     (unaudited)         December 31, 1996
INCREASE IN NET ASSETS
From operations:
   Net investment loss                                                              $    (80,158)           $(190,588)
    Net realized gain on investments                                                    1,472,834             3,186,767
     Net change in unrealized appreciation of investments                               9,065,086             3,967,540
                                                                                    -------------         -------------
Net increase in net assets resulting from operations                                   10,457,762             6,963,719

Net fund share transactions                                                             (411,057)             (463,327)
                                                                                    ------------          -------------
Increase in net assets                                                                 10,046,705             6,500,392

NET ASSETS
Beginning of period                                                                    32,238,437            25,738,045
                                                                                    -------------         -------------
End of period (1)                                                                   $  42,285,142         $  32,238,437
                                                                                    =============         =============

(1) Includes undistributed net investment loss of                                   $   (113,665)         $    (33,507)
                                                                                    =============         =============



GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements (unaudited)
June 30, 1997

1. Organization and Summary of Significant Accounting Policies Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund's investment objective is long-term capital growth. The Fund currently consists of one investment portfolio, the Growth Portfolio (the "Portfolio").

The Fund was established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account with a fair value of $29,567,077 and a cost basis of $15,661,836 were transferred to the Portfolio of the Fund. In exchange for these investments, the Separate
Account received all of the outstanding shares (2,956,116) of the Fund. This transaction was accounted for in a manner similar to a pooling of interests. Thereafter, the Separate Account's only investment is an investment in the Fund.

As the Fund is treated as the successor to the Separate Account, all activity prior to November 1, 1996 incorporates activity of the Separate Account. Effective October 31, 1996, the net asset value of the Fund was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change. Selected financial information for the ten month period ended October 31, 1996 is as follows:

Investment income                                      $154,796
Expenses                                              (311,877)
Net investment loss                                   (157,081)
Net realized and unrealized gain on investments       4,374,273
                                                  --------------

Net increase net assets resulting from               $4,217,192
operations
                                                  ==============

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) Valuation of Securities - Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established  by the  Fund's  Board of  Directors.  Debt  securities  with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(B)  Repurchase  Agreements  - The Growth  Portfolio  may enter into  repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolio purchases an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes.

     The  aggregated  cost  of  securities   purchased   (excluding   short-term
     investments) and proceeds from sales were $1,001,739 and $3,573,178, respectively, for the six months ended June 30, 1997.

(D) Dividends and Distributions - The Portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. The Growth Portfolio declares its dividends and capital gain distributions at least annually.

GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements (unaudited)
June 30, 1997

(E) Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(F) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions With Affiliates The Fund has entered into an Investment Advisory Agreement with Transamerica Occidental Life Insurance Company ("the "Adviser"), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly owned subsidiary of Transamerica Corporation. For its services to the Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets of the Portfolio.

The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment advice to the Portfolio. Transamerica Investment Services receives its fee directly from the Adviser, and receives no compensation from the Portfolio.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Portfolio which exceed 0.85% of the average daily net assets of the Portfolio.

Prior to November 1, 1996, Transamerica charged the Separate Account an investment advisory fee of 0.30% and a mortality and expense risk fee of 1.10%. Mortality and expense risk charges paid to Transamerica during 1996 (prior to November 1, 1996) was $245,046.

Certain directors and officers of the Fund are also directors and officers of the Adviser, the Separate Account, Transamerica Investment Services, and other affiliated Transamerica entities, however they receive no compensation from the Fund.

All shares of the Fund are owned by the Separate Account.

3.   Capital Stock Transactions
The Fund has one billion shares of $0.001 par value stock authorized. As of June 30, 1997, the Portfolio was authorized to issue two hundred million shares.


                                              Six months ended June 30, 1997       Year ended December 31, 1996
                                                 Shares            Amount           Shares            Amount
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Capital stock sold                                     -  $              -            1,200            $13,223
    Separate Account Deposits*                             -                 -                -             36,216
    Separate Account Annuity Payments*                     -                 -                -          (424,375)
    Capital stock redeemed                          (32,048)         (411,057)          (7,540)           (88,391)
    ======================================== ================ ================= ================ ==================
    Net increase                                    (32,048)        $(411,057)          (6,340)         $(463,327)
    ======================================== ================ ================= ================ ==================

*Prior to November 1, 1996, the Separate Account received deposits from and made certain annuity payments and distributions to unit holders of the Separate Account. These transactions are classified as fund share transactions in the Statements of Changes in Net Assets.